Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 2,125	$ 488,198	$ 7,936,862	$ 8,427,185
Balance, shares at Dec. 31, 2021	[1]	21,250,000
Net income				1,088,896	1,088,896
Balance at Jun. 30, 2022		$ 2,125	488,198	9,025,758	9,516,081
Balance, shares at Jun. 30, 2022	[1]	21,250,000
Balance at Dec. 31, 2022		$ 2,125	488,198	11,621,862	12,112,185
Balance, shares at Dec. 31, 2022	[1]	21,250,000
Net income				1,153,445	1,153,445
Issuance of new ordinary shares		$ 375	12,047,887		12,048,262
Issuance of new common shares, shares	[1]	3,750,000
Balance at Jun. 30, 2023		$ 2,500	$ 12,536,085	$ 12,775,307	$ 25,313,892
Balance, shares at Jun. 30, 2023	[1]	25,000,000

[1]	Gives retroactive effect to reflect the reorganization in August 2022.